Note 6 - Property And Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
6.            PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2012	December 31, 2011*
Land and improvements	$60,158	$60,158
Building and improvements	292,690	294,590
Equipment, including vehicles	461,680	413,358
Turbines and improvements	25,667,243	25,633,493
Construction in process	103,547	65,284
Subtotal	26,585,318	26,466,883
Less accumulated depreciation	(1,204,620)	(620,480)
Total	$25,380,698	$25,846,403

*Derived from December 31, 2011 audited financial statements

11.      PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2011	December 31, 2010
Land and improvements	$60,158	$18,700
Building and improvements	294,590	288,218
Equipment, including vehicles	413,358	414,940
Turbines and improvements	25,633,493	-
Construction in process	65,284	58,903
Subtotal	26,466,883	780,761
Less accumulated depreciation	(620,480)	(291,872)
Total	$25,846,403	$488,889